PGIM Target Date 2050 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	78,898	$1,144,016
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	155,894	8,059,703
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	165,114	1,646,183
		10,849,902
Fixed Income — 14.5%
PGIM Core Conservative Bond Fund (Class R6)	47,302	413,895
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	113,357	833,176
PGIM TIPS Fund (Class R6)	48,979	414,851
PGIM Total Return Bond Fund (Class R6)	110,203	1,345,581
		3,007,503
International Equity — 33.2%
PGIM Global Real Estate Fund (Class R6)	49,967	1,034,321
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	98,260	1,546,607
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	256,481	4,308,883
		6,889,811

Total Long-Term Investments (cost $15,644,625)		20,747,216

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $40,359)	40,359	40,359

TOTAL INVESTMENTS 100.1% (cost $15,684,984)(wa)		20,787,575
Liabilities in excess of other assets (0.1)%		(23,347)

Net Assets 100.0%		$20,764,228

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2050 Fund